Dreyfus
Institutional
Money Market
Fund
Semi-Annual
Report

June 30, 1997

Dreyfus Institutional Money Market Fund
--------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

     We are pleased to report the performance for Dreyfus Institutional Money Market Fund for the six-month reporting period ended June 30, 1997 as shown below:

                                                             ANNUALIZED
                                      ANNUALIZED YIELD    EFFECTIVE YIELD*
                                      ----------------    ----------------
Money Market Series.................        4.97%               5.08%
Government Securities Series........        4.79%               4.90%

Economic Review

     Since ending its 1995 mid-cycle slowdown, the economy has sustained an above-trend growth trajectory, slowing only briefly in the third quarter of 1996 and again in recent months. Meanwhile, the level of economic activity is now at the point where economic resources are near full deployment. Yet price inflation remains quiescent, boosting the purchasing power of incomes and contributing to the best sense of economic well-being in decades. In this environment, economic policy has been benign, allowing market interest rates to sway within an eighteen-month trading range and corporate profits to rise steadily. However, even while the jury is out on the inflation risks ahead, the Federal Reserve Board (the "Fed") has again indicated a one-way bias towards tighter future policy.

     Real Gross Domestic Product growth grew an above-trend 3.1% from year-end 1995 to year-end 1996, then accelerated to more than 4.0% in the first half of this year. However, this year's pattern shows growth concentrated into the first quarter, when GDP surged 5.9%, while a slowdown to near 2.5% is apparent in the second quarter. The slower near-term growth is attributable to a lackluster retail sector, even though exports and capital spending are gaining. A key issue is whether the absence of pent-up demand could lead to a sluggish consumer profile and, hence, a slow GDP growth from here on. Indeed, factors that could underpin a resumption of stronger spending are rising: real consumer purchasing power, soaring household wealth and all-time highs in consumer confidence. Additionally, inventories remain lean, muting the prospect of yet slower economic growth.

     Alongside evidence of a slower retail sector in the second quarter are reports showing that unemployment fell below 5% and industrial capacity utilization tightened towards its 1994 highs. With these developments, the economy now is operating at a high level with little slack. Yet, wage inflation abated in the second quarter while price inflation continued to decelerate. The absence of any troublesome sign of inflation has kept market interest rates in a long-standing trading range. Even corporate profits continue to surprise on the upside.

     Views on the need to tighten monetary policy are divergent. There are those who believe that inflation pressure points are just different than in the past and others who believe the inflation cycle has been eliminated by global factors and technology. However, by leaning towards tighter future policy, the Fed is at least willing to err on the cautious side in the next several months.

The Money Market

     The money market began the current calendar year in a reasonably steady mode with fluctuations within a narrow band. As the year advanced, however, the market became increasingly concerned that the Fed would raise interest rates. Late in December, 1996, Fed Chairman Alan Greenspan made his highly publicized remark about "irrational exuberance" in the equity markets. Early in 1997, other central bank officials spoke on the same theme. So it was no great surprise to the markets when the Fed, in late March, actually raised the short-term interbank rate by one quarter of a point. This was done as a moderate dose of preventive medicine against possible future inflation.

     By late spring and early summer, however, signs of a slowdown in the economy caused interest rates to simmer down. To be sure, there was the usual nervousness before each subsequent scheduled meeting of the rate-setting Federal Open Market Committee. Yet the general trend of rates most recently has been to fluctuate moderately while working down to somewhat lower levels.

Portfolio Overview

     In this environment, we have maintained average maturities generally in line with the averages for the money market fund industry. The purpose is to assure our investors competitive yields. To date, this has been a successful strategy.

     You may be assured that we will, as always, adapt portfolio strategy to the prevailing market conditions with the goal of bringing you satisfactory yields on your cash reserves.

     Once again, we would like to express our appreciation for your confidence in the Dreyfus Institutional Money Market Fund.

                                                     Sincerely,


                                                     Patricia A. Larkin
                                                     Senior Portfolio Manager
July 17, 1997
New York, N.Y.

* Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

Dreyfus Institutional Money Market Fund, Money Market Series
----------------------------------------------------------------------
Statement of Investments                                                                           June 30, 1997 (Unaudited)
                                                                                           * Principal
Negotiable Bank Certificates of Deposit--6.1%                                                 Amount              Value
----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank USA
  5.50%, 7/9/97.............................................................                $10,000,000         $ 10,000,000
Union Bank of California
  5.54%, 7/7/97.............................................................                20,000,000          20,000,000
                                                                                                                -------------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
  (cost $30,000,000)........................................................                                    $ 30,000,000
                                                                                                                =============

Bankers' Acceptance--1.2%
-----------------------------------------------------------------------------------------------------------------------------
First National Bank of Boston
  5.55%, 7/7/97-7/8/97
  (cost $5,894,540).........................................................                $ 5,900,000         $  5,894,540
                                                                                                                =============

Commercial Paper--45.3%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America
  5.45%, 8/11/97............................................................                $20,000,000         $ 19,879,278
Aetna Services Inc.
  5.61%, 7/7/97.............................................................                18,000,000          17,983,290
Bankers Trust New York Corp.
  5.74%, 10/17/97...........................................................                20,000,000          20,000,000
Bear Stearns Companies Inc.
  5.68%, 9/9/97.............................................................                10,000,000          9,891,111
Chrysler Financial Corp.
  5.62%, 7/24/97............................................................                12,000,000          11,957,143
Den Danske Corp.Inc.
  5.77%, 8/20/97............................................................                18,500,000          18,355,340
Ford Motor Credit Co.
  5.68%, 10/22/97...........................................................                20,000,000          19,650,328
General Motors Acceptance Corp.
  5.81%-5.94%, 11/18/97-12/8/97.............................................                25,000,000          24,416,800
Goldman Sachs Group L.P.
  5.52%, 8/1/97.............................................................                20,000,000          19,908,722
Merrill Lynch & Co.Inc.
  5.68%, 9/8/97.............................................................                10,000,000          9,892,667
Salomon Inc.
  5.86%, 9/18/97............................................................                5,000,000           4,936,581
Sanwa Business Credit Corp.
  5.78%, 9/9/97.............................................................                10,000,000          9,889,361
Toronto-Dominion Holdings (USA) Inc.
  5.50%, 11/21/97...........................................................                20,000,000          19,580,533
UBS Finance (Delaware) Inc.
  6.05%, 7/1/97.............................................................                15,000,000          15,000,000
                                                                                                                -------------
TOTAL COMMERCIAL PAPER
  (cost $221,341,154).......................................................                                    $221,341,154
                                                                                                                =============


                                                                                                                  *

Dreyfus Institutional Money Market Fund, Money Market Series
-----------------------------------------------------------------------
Statement of Investments (continued)                                                                     June 30, 1997 (Unaudited)
                                                                                                               *
                                                                                              Principal
Corporate Notes--16.3%                                                                          Amount              Value
--------------------------------------------------------------                              ------------------------------------

*
Bear Stearns Companies Inc.
  5.68%, 9/3/97 (a)...........................................................              $10,000,000         $ 10,000,504
Lehman Brothers Holdings Inc.
  5.55%-5.90%, 8/15/97-5/11/98................................................              24,510,000          24,622,221
Merrill Lynch & Co. Inc.
  5.70%, 10/27/97 (a).........................................................              10,000,000          9,999,357
PNC Bank N.A.
  5.68%-5.69%, 2/18/98-4/24/98 (a)............................................              15,000,000          14,994,983
Salomon Inc.
  5.89%, 11/10/97 (a).........................................................              20,000,000          20,000,000
                                                                                                                -------------
TOTAL CORPORATE NOTES
  (cost $79,617,065).........................................................                                   $ 79,617,065
                                                                                                                =============

U.S. Government Agencies--24.1%
----------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks,
  Floating Rate Notes
  5.58%-5.67%, 7/25/97-10/23/98 (a)...........................................              $58,000,000         $ 57,967,455
Federal National Mortgage Association,
  Floating Rate Notes
  5.31%-5.61%, 11/21/97-5/14/98 (a)...........................................              60,000,000          60,034,512
                                                                                                                -------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $118,001,967).........................................................                                  $118,001,967
                                                                                                                =============

Time Deposits--1.6%
----------------------------------------------------------------------------------------------------------------------------------
Republic National Bank of New York (London)
  6.12%, 7/1/97
  (cost $7,785,000)...........................................................              $ 7,785,000         $    7,785,000
                                                                                                                =============

Repurchase Agreements--4.5%
----------------------------------------------------------------------------------------------------------------------------------

SBC Capital Corp.
  5.94%, dated 6/30/97, due 7/1/97 in the amount of
  $22,003,630 (fully collateralized by $22,055,000 U.S. Treasury
  Notes 5.625%, due 8/31/97, value $22,442,988
  (cost $22,000,000)..........................................................              $22,000,000         $  22,000,000
                                                                                                                =============
TOTAL INVESTMENTS
    (cost $484,639,726)................................................. 99.1%                                   $484,639,726
                                                                       =======                                  =============
CASH AND RECEIVABLES (NET).............................................   .9%                                    $    4,306,867
                                                                       =======                                  =============
NET ASSETS............................................................. 100.0%                                   $488,946,593
                                                                       =======                                  =============

Notes to Statement of Investments:
--------------------------------------------------------------------
(a) Variable interest rate--subject to periodic change.



                       See notes to financial statements.


Dreyfus Institutional Money Market Fund, Government Securities Series
--------------------------------------------------------------------------
Statement of Investments                                                                      June 30, 1997 (Unaudited)

*
                                                                    Annualized
                                                                     Yield on
                                                                      Date of       Principal
U.S. Treasury Bills--36.6%                                            Purchase        Amount           Value

------------------------------------------------------------------
   8/21/97
   (cost $49,641,229).............................................         5.10%  $50,000,000      $ 49,641,229
                                                                                                  =============

U.S. Treasury Notes--18.6%
------------------------------------------------------------------
   6%, 12/31/97...................................................         5.63%  $ 5,000,000       $ 5,007,739
   7.875%, 1/15/98................................................         5.43    10,000,000        10,123,561
   7.25%, 2/15/98.................................................         5.31    10,000,000        10,097,267
                                                                                                  -------------
TOTAL U.S. TREASURY NOTES
   (cost $25,228,567).............................................                                 $ 25,228,567
                                                                                                  =============


Repurchase Agreements--44.6%

Barclays De Zoette Wedd Securities, Inc.
   dated 6/30/97, due 7/1/97 in the amount of $3,518,528
   (fully collateralized by $3,447,000 U.S. Treasury
   Notes 8.75%, due 10/15/97, value $3,570,599)...................         5.40%  $ 3,518,000       $ 3,518,000

CIBC Woody Gundy Security Corp.
   dated 6/30/97, due 7/1/97 in the amount of $15,002,479
   (fully collateralized by $15,205,000 U.S. Treasury
   Notes 5.25%, due 12/31/97, value $15,178,631)..................         5.95    15,000,000        15,000,000

Nikko Securities Co. International Inc.
   dated 6/30/97, due 7/1/97 in the amount of $16,002,644
   (fully collateralized by $16,046,000 U.S. Treasury
   Notes 5.625%, due 10/31/97, value $16,195,614).................         5.95    16,000,000        16,000,000

SBC Capital Corp.
   dated 6/30/97, due 7/1/97 in the amount of $10,001,528
   (fully collateralized by $10,037,000 U.S. Treasury
   Notes 5%, due 1/31/98, value $10,201,037)......................         5.50    10,000,000        10,000,000



*

Dreyfus Institutional Money Market Fund, Government Securities Series
------------------------------------------------------------------------
Statement of Investments (continued)                                                    June 30, 1997 (Unaudited)

*
                                                                    Annualized
                                                                     Yield on
                                                                      Date of       Principal
Repurchase Agreements (continued)                                    Purchase        Amount           Value
----------------------------------------------------------------  -------------  ---------------  -----------------
   UBS Securities Inc.
   dated 6/30/97, due 7/1/97 in the amount of $16,002,622
   (fully collateralized by $15,580,000 U.S. Treasury
   Notes 7.875%, due 1/15/98, value $16,322,767)..................         5.90%  $16,000,000      $ 16,000,000
                                                                                                  -------------

TOTAL REPURCHASE AGREEMENTS
   (cost $60,518,000).............................................                                 $ 60,518,000
                                                                                                  =============

TOTAL INVESTMENTS
   (cost $135,387,796)..................................... 99.8%                                  $135,387,796
                                                           ======                                 =============

CASH AND RECEIVABLES (NET) .................................. .2%                                    $  213,355
                                                           ======                                 =============

NET ASSETS.................................................100.0%                                  $135,601,151
                                                           ======                                 =============


                       See notes to financial statements.

Dreyfus Institutional Money Market Fund
--------------------------------------------------------------------

Statement of Assets and Liabilities                                                   June 30, 1997 (Unaudited)
                                                                                       Money        Government
                                                                                      Market        Securities
                                                                                      Series          Series
                                                                                      ------        ----------

ASSETS:                       Investments in securities--See Statement of Investments
                                (including repurchase agreements of $22,000,000 and
                                $60,518,000 for the Money Market Series and the
                                Government Securities Series, respectively)--Note 2(b)      $484,639,726   $135,387,796
                              Cash.............................................                1,376,395        256,510
                              Interest receivable..............................                3,161,545        641,859
                              Prepaid expenses ................................                32,291           17,821
                                                                                               -------------  -------------
                                                                                               489,209,957      136,303,986
                                                                                               -------------   -------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                207,309          65,418
                              Payable for Common Stock redeemed................          --                     606,670
                              Accrued expenses.................................                56,055           30,747
                                                                                               -------------    -------------
                                                                                               263,364          702,835
                                                                                               -------------    -------------


NET ASSETS.....................................................................                $488,946,593     $135,601,151
                                                                                               =============    =============


REPRESENTED BY:               Paid-in capital..................................                $488,960,905     $135,627,875
                              Accumulated net realized gain (loss) on investments                   (14,312)         (26,724)
                                                                                               -------------    -------------


NET ASSETS.....................................................................                $488,946,593     $135,601,151
                                                                                               =============    =============


SHARES OUTSTANDING
(unlimted number of $.001 par value shares of Beneficial Interest authorized)..                488,960,905      135,627,875



NET ASSET VALUE, offering and redemption price per share.......................                $1.00            $1.00
                                                                                               =======          =======






                       See notes to financial statements.

Dreyfus Institutional Money Market Fund
-----------------------------------------------------------------------

Statement of Operations                                             Six Months Ended June 30, 1997 (Unaudited)

                                                                                       Money        Government
                                                                                      Market        Securities
                                                                                      Series          Series


INVESTMENT INCOME


INCOME                        Interest Income..................................                $13,465,739      $4,217,626
                                                                                               ------------     -----------

EXPENSES--Note 2(c):           Management fee--Note 3(a).........................                $  1,213,280     $ 390,483
                              Shareholder servicing costs--Note 3(b)...........                 89,051               22,399
                              Custodian fees...................................                44,347                34,300
                              Trustees' fees and expenses--Note 3(c)............                29,112                8,760
                              Professional fees................................                24,137                 4,590
                              Registration fees................................                9,533                  11,276
                              Prospectus and shareholders' reports.............                1,344                  1,793
                              Miscellaneous....................................                3,788                  --
                                                                                               ------------     -----------
                                   Total Expenses..............................                1,414,592        473,601
                                                                                               ------------     -----------

INVESTMENT INCOME--NET..........................................................                12,051,147       3,744,025
NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 2(b)..............................                (2,636)          33,938
                                                                                               ------------     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                 $12,048,511      $3,777,963
                                                                                               ============     ===========



                       See notes to financial statements.


                                                                           *

Dreyfus Institutional Money Market Fund
----------------------------------------------------------------------------------------------------------------------------------
-
Statement of Changes in Net Assets

                                                      Money Market Series        Government Securities Series
                                                ------------------------------  ------------------------------
                                                 Six Months Ended   Year Ended   Six Months Ended  Year Ended
                                                   June 30, 1997   December 31,    June 30, 1997  December 31,
                                                    (Unaudited)        1996         (Unaudited)       1996
                                                ---------------- ---------------  --------------   -------------
OPERATIONS:
  Investment income--net........................    $ 12,051,147  $   21,697,330 $     3,744,025    $   7,215,073
  Net realized gain (loss) on investments......           (2,636)         80,184          33,938           21,014
                                                   --------------- --------------- -------------    -------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations................        12,048,511      21,777,514      3,777,963        7,236,087
                                                   --------------- --------------- -------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net........................      (12,051,147)    (21,697,330)    (3,744,025)      (7,215,073)
                                                   --------------- --------------- -------------    -------------

BENEFICIAL INTERESTTRANSACTIONS:
  ($1.00 per share):
  Net proceeds from shares sold................    2,278,157,001   5,173,786,531   495,731,733      574,692,866
  Dividends reinvested.........................        1,476,140       2,582,594       733,455          1,899,711
  Cost of shares redeemed......................    (2,273,839,592) (5,095,326,061) (463,623,540)    (597,059,331)
                                                   --------------- --------------- -------------    -------------
    Increase (Decrease) in Net Assets from
      Beneficial Interest Transactions.........    5,793,549       81,043,064      32,841,648       (20,466,754)
                                                   --------------- --------------- -------------    -------------
      Total Increase (Decrease) in
         Net Assets............................    5,790,913       81,123,248      32,875,586       (20,445,740)

NET ASSETS:
  Beginning of Period..........................    483,155,680     402,032,432     102,725,565      123,171,305
                                                   --------------- --------------- -------------    -------------
  End of Period................................    $    488,946,593 $    483,155,680 $135,601,151 $102,725,565
                                                   =============== =============== =============    =============









                       See notes to financial statements.

                                                                   *

Dreyfus Institutional Money Market Fund, Money Market Series
----------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
     Contained below is per share operating performance data for a share of
Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                           Six Months Ended
                                             June 30, 1997                Year Ended December 31,
                                                           -------------------------------------------------------------
PER SHARE DATA:                               (Unaudited)    1996       1995       1994        1993        1992
                                              -----------  ------     ------     -------      ------     ------
   Net asset value, beginning of period..            $1.00       $1.00      $1.00       $1.00       $1.00      $1.00
                                                     ------      ------     ------      ------      ------     ------
   Investment Operations:
   Investment income--net.................            .025        .049       .054        .036        .027       .035
                                                     ------      ------     ------      ------      ------     ------
   Distributions:
   Dividends from investment income--net..            (.025)      (.049)     (.054)      (.036)      (.027)     (.035)
                                                     ------      ------     ------      ------      ------     ------
   Net asset value, end of period........            $1.00       $1.00      $1.00       $1.00       $1.00      $1.00
                                                     ======      ======     ======      ======      ======     ======
TOTAL INVESTMENT RETURN..................            5.02%*      5.03%      5.57%       3.65%       2.76%      3.51%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets             .58%*      .58%        .62%        .63%       .63%        .63%
   Ratio of net investment income
      to average net assets..............            4.97%*      4.91%      5.43%       3.59%       2.72%      3.48%

   Net Assets, end of period (000's Omitted)             $488,947   $483,156    $402,032    $362,825   $354,177    $329,574

----------------------------------------------------------------------------------------------------------------------------------
* Annualized.




                       See notes to financial statements.

                                                                   *

Dreyfus Institutional Money Market, Government Securities Series
-----------------------------------------------------------------------------

Financial Highlights (continued)
     Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                           Six Months Ended
                                             June 30, 1997                Year Ended December 31,
                                                            ----------------------------------------------------------------------
PER SHARE DATA:                               (Unaudited)    1996       1995       1994        1993        1992
                                              -----------  ------     ------     -------      ------     ------
   Net asset value, beginning of period..     $1.00       $1.00      $1.00       $1.00       $1.00      $1.00
                                              ------      ------     ------      ------      ------     ------

   Investment Operations:
   Investment income--net.................     .024        .047       .052        .034        .026       .034
                                              ------      ------     ------      ------      ------     ------
   Distributions:
   Dividends from investment income--net..     (.024)      (.047)     (.052)      (.034)      (.026)     (.034)
                                              ------      ------     ------      ------      ------     ------
   Net asset value, end of period........     $1.00       $1.00      $1.00       $1.00       $1.00      $1.00
                                               ====      ======     ======      ======      ======     ======
TOTAL INVESTMENT RETURN..................     4.84%*      4.84%      5.36%       3.49%       2.63%      3.44%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets     .61%*      .63%        .65%        .69%       .65%        .64%
   Ratio of net investment income
      to average net assets..............     4.79%*      4.74%      5.23%       3.40%       2.61%      3.42%

   Net Assets, end of period (000's Omitted) $135,601   $102,726    $123,171    $120,281   $134,574    $192,141

----------------------------------------------------------------------------------------------------------------------------------
-
* Annualized.


                       See notes to financial statements.

Dreyfus Institutional Money Market Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--General:
     Dreyfus Institutional Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company issuing two classes of Beneficial Interest: the Money Market Series and the Government Securities Series. The Fund accounts separately for the assets, liabilities and operations of each series. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

     It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for each series; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

     The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--Significant Accounting Policies:

     (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

     (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.

     The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

     (C) EXPENSES: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated among them on a pro rata basis.

     (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

Dreyfus Institutional Money Market Fund
----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

     (E) FEDERAL INCOME TAXES: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     The Money Market Series has an unused capital loss carryover of approximately $12,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1996. If not applied, the carryover expires in 2002.

     The Government Securities Series has an unused capital loss carryover of approximately $61,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1996. If not applied, the carryover expires in 1997.

     At June 30, 1997, the cost of investments of each series for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 3--Management Fee and Other Transactions With Affiliates:

     (A) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the value of the average daily net assets of each series and is payable monthly.

     (B) Under the Shareholder Services Plan, each series reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of each series' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 1997, the Money Market Series and the Government Securities Series were charged an aggregate of $33,873 and $23,060, respectively, pursuant to the Shareholder Services Plan.

     The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform agency services for the Fund. With respect to the Money Market Series and the Government Securities Series, such compensation amounted to $33,120 and $2,312, respectively, during the period ended June 30, 1997.

     (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus Institutional
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940




Printed in U.S.A.                  179/195SA976